Financial instruments and financial risk management (Tables)	6 Months Ended
Dec. 31, 2024
Financial instruments and financial risk management
Summary of financial instruments

	Year ended June 30, 2024
		Categories	Category in		Fair value
	Carrying	outside of	accordance	Fair	hierarchy
(in € thousands)	amount	IFRS 9	with IFRS 9	value	level
Financial assets
Non-current financial assets
Non-current deposits	1,431	—	Amortized cost	—	—
Current financial assets
Trade and other receivables	11,819	—	Amortized cost	—	—
Cash and cash equivalents	15,107	—	Amortized cost	—	—
Other assets	45,306	22,265
thereof deposits	152	—	Amortized cost	—	—
thereof other financial assets	22,889	—	Amortized cost	—	—
Financial liabilities
Non-current financial liabilities
Lease liabilities	40,483	40,483	N/A	—	—
Current financial liabilities
Lease liabilities	9,282	9,282	N/A	—	—
Trade and other payables	85,322	—	Amortized cost	—	—
Other liabilities	95,235	74,171
thereof other financial liabilities	21,064	—	Amortized cost	—	—

Financial instruments as of December 31, 2024 were as follows:

	December 31, 2024
		Categories	Category in		Fair value
	Carrying	outside of	accordance	Fair	hierarchy
(in € thousands)	amount	IFRS 9	with IFRS 9	value	level
Financial assets
Non-current financial assets
Non-current deposits	1,593	—	Amortized cost	—	—
Current financial assets
Trade and other receivables	9,387	—	Amortized cost	—	—
Cash and cash equivalents	13,836	—	Amortized cost	—	—
Other assets	33,983	18,214		—	—
thereof deposits	31	—	Amortized cost	—	—
thereof derivatives (hedge accounting)	73		N/A	73	Level 2
thereof other financial assets	15,665	—	Amortized cost	—	—
Financial liabilities
Non-current financial liabilities
Lease liabilities	38,795	38,795	N/A	—	—
Current financial liabilities
Borrowings	40,594	—	Amortized cost	—	—
Lease liabilities	8,561	8,561	N/A	—	—
Trade and other payables	71,923	—	Amortized cost	—	—
Other liabilities	113,010	92,280
thereof derivatives (hedge accounting)	3,251		N/A	3,251	Level 2
thereof other financial liabilities	17,480	—	Amortized cost	—	—